UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                         Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.0%

Argentina — 1.9%
BBVA Banco Frances SA, ADR	20,041	$271,556
Central Puerto SA, SP ADR	11,890	124,845
Pampa Energia SA, SP ADR*	1,939	69,125

		465,526

Brazil — 4.4%
Banco Do Brasil SA*	11,900	169,208
Even Construtora e Incorporadora SA*	252,800	466,479
Iochpe Maxion SA	43,151	264,429
Kroton Educacional SA	53,200	166,724

		1,066,840

China — 28.9%
Alibaba Group Holding, Ltd., SP ADR*	4,677	788,028
Baidu, Inc., SP ADR*	1,351	233,223
Beijing Capital International Airport Co., Ltd., Class H	136,000	127,569
China Communications Services Corp., Ltd., Class H	396,000	371,772
China Construction Bank Corp., Class H	798,000	718,840
China Lesso Group Holdings, Ltd.	240,000	134,362
China Maple Leaf Educational Systems, Ltd.	202,000	87,223
China Mobile, Ltd.	48,169	506,610
China Overseas Land & Investment, Ltd.	118,000	445,112

	Number of Shares	Value

COMMON STOCKS — (Continued)

China — (Continued)
CNOOC, Ltd.	300,000	$501,426
Dongfeng Motor Group Co., Ltd., Class H	308,000	322,888
Haier Electronics Group Co., Ltd.*	102,000	293,028
Haitian International Holdings, Ltd.	66,001	152,037
Industrial & Commercial Bank of China, Ltd., Class H	393,000	305,308
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	18,100	256,607
Lonking Holdings, Ltd.	492,000	166,277
Picc Property & Casualty Co., Ltd., Class H	255,000	264,068
Sinotrans, Ltd., Class H	497,000	228,819
Tencent Holdings, Ltd.	22,600	1,006,030
YY, Inc., ADR*	1,827	126,849

		7,036,076

Czech Republic — 1.5%
Komercni Banka AS	8,902	358,926

Greece — 0.8%
JUMBO SA	11,907	194,618

India — 4.6%
HCL Technologies, Ltd.	25,185	356,731
ICICI Bank, Ltd., SP ADR	23,371	238,618
Indiabulls Housing Finance, Ltd.	19,622	184,277
Reliance Industries, Ltd., SP GDR(a)	9,872	340,492

		1,120,118

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Indonesia — 1.3%
Bank Rakyat Indonesia Persero Tbk PT	1,132,184	$313,830

Malaysia — 1.7%
Genting Bhd	129,196	219,345
Malayan Banking Bhd	82,607	192,716

		412,061

Mexico — 2.9%
Grupo Financiero Banorte SAB de CV, Class O	56,400	313,673
Ternium SA, SP ADR	12,663	385,208

		698,881

Poland — 0.8%
Bank Handlowy w Warszawie SA	9,915	184,357

Russia — 4.6%
Globaltrans Investment PLC, SP GDR	20,056	198,554
Ros Agro PLC, GDR	22,187	275,119
Sberbank of Russia PJSC, SP ADR	26,605	361,795
Tatneft PJSC, SP ADR	3,986	292,967

		1,128,435

South Africa — 11.1%
Absa Group Ltd.	24,242	340,197
Nampak, Ltd.*	82,396	86,845
Naspers, Ltd., N Shares	4,076	942,876
Nedbank Group, Ltd.	13,517	292,542
Old Mutual Ltd.	158,698	280,161
Sasol, Ltd.	10,911	330,104
Telkom SA SOC, Ltd.	44,132	223,294
Tsogo Sun Holdings, Ltd.	142,551	211,402

		2,707,421

	Number of Shares	Value

COMMON STOCKS — (Continued)

South Korea — 15.0%
Hyundai Mipo Dockyard Co., Ltd.	3,986	$225,871
Hyundai Mobis Co., Ltd.	1,526	309,118
Hyundai Motor Co.	965	112,501
Jeju Air Co., Ltd.	11,780	347,638
LG Chem, Ltd.	539	178,810
Samsung Electronics Co., Ltd.	34,740	1,448,454
Samsung Life Insurance Co., Ltd.	2,911	231,463
Shinhan Financial Group Co., Ltd.	12,147	469,823
SK Innovation Co., Ltd.	2,017	342,382

		3,666,060

Taiwan — 9.3%
Chicony Electronics Co., Ltd.	53,107	117,191
CTBC Financial Holding Co., Ltd.	551,918	375,825
Hon Hai Precision Industry Co., Ltd.	134,164	310,982
Novatek Microelectronics Corp.	80,692	423,918
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	27,424	1,031,691

		2,259,607

Thailand — 1.6%
Bangkok Bank PCL, NVDR	19,301	133,186
Kasikornbank PCL, NVDR	40,471	259,726

		392,912

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Turkey — 2.6%
Enka Insaat Ve Sanayi AS	152,531	$145,970
KOC Holding As	63,474	212,835
Turkcell Iletisim Hizmetleri AS	101,570	285,200

		644,005

TOTAL COMMON STOCKS (Cost $18,578,239)		22,649,673

PREFERRED STOCKS — 3.4%

Brazil — 3.4%
Itau Unibanco Holding SA	34,264	364,317
Petroleo Brasileiro SA	67,900	476,223

		840,540

TOTAL PREFERRED STOCKS (Cost $457,370)		840,540

EXCHANGE TRADED FUNDS — 2.9%
iShares MSCI Emerging Market Index Fund	16,146	695,893

TOTAL EXCHANGE TRADED FUNDS (Cost $655,485)		695,893

Value

TOTAL INVESTMENTS - 99.3% (Cost $19,691,094)	$24,186,106
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	169,704

NET ASSETS - 100.0%	$24,355,810

*	Non-income producing.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2019, this security amounted to $340,492 or 1.41% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

		Par* Value	Value

CORPORATE BONDS AND NOTES — 19.1%

Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)(b)		$200,000	$2

China — 4.5%
China Evergrande Group 8.75%, 06/28/2025		250,000	221,910
Sinochem Overseas Capital Co. Ltd. 4.50%, 11/12/2020		100,000	101,380

			323,290

Israel — 3.1%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(c)		200,000	223,236

Netherlands — 4.4%
Petrobras Global Finance BV 4.38%, 05/20/2023		100,000	99,765
Petrobras Global Finance BV 7.38%, 01/17/2027		100,000	108,485
Petrobras Global Finance BV 6.88%, 01/20/2040		100,000	101,500
Petrobras Global Finance BV 6.85%, 06/05/2115		10,000	9,704

			319,454

Russia — 4.7%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034		150,000	189,562
Russian Railways Via RZD Capital PLC 7.90%, 10/19/2024	RUB	10,000,000	146,092

			335,654

		Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)

Venezuela — 2.4%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)(c)		$300,000	$66,000
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)		100,000	22,000
Petroleos de Venezuela SA 5.38%, 04/12/2027(a)(b)		350,000	87,850

			175,850

TOTAL CORPORATE BONDS AND NOTES (Cost $1,710,589)			1,377,486

FOREIGN GOVERNMENT BONDS AND NOTES — 67.1%

Argentina — 8.3%
Argentine Republic Government International Bond 6.88%, 01/26/2027		460,000	389,395
Argentine Republic Government International Bond 5.88%, 01/11/2028		70,000	55,650
Argentine Republic Government International Bond 7.63%, 04/22/2046		190,000	153,805

			598,850

Brazil — 5.2%
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	287,984

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Brazil — (Continued)
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2027	BRL	290,000	$84,789

			372,773

Costa Rica — 2.6%
Costa Rica Government International Bond 4.25%, 01/26/2023		200,000	184,500

Croatia — 3.1%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	220,003

Dominican Republic — 3.0%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	217,500

Ecuador — 2.5%
Ecuador Government International Bond 7.88%, 01/23/2028		200,000	177,340

Egypt — 1.2%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	86,000

Hungary — 1.0%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	71,922

Jordan — 2.6%
Jordan Government International Bond 7.38%, 10/10/2047		200,000	189,808

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Lebanon — 1.5%
Lebanon Government International Bond 6.38%, 03/09/2020		$50,000	$47,941
Lebanon Government International Bond 6.00%, 01/27/2023		70,000	60,609

			108,550

Malaysia — 0.5%
Malaysia Government Bond 3.65%, 10/31/2019	MYR	150,000	36,688

Mexico — 6.3%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	67,715
Mexican Bonos 10.00%, 11/20/2036	MXN	1,000,000	58,226
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	108,750
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	158,000
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	39,620
Petroleos Mexicanos 6.75%, 09/21/2047		25,000	21,788

			454,099

Morocco — 2.8%
Morocco Government International Bond 4.25%, 12/11/2022(c)		200,000	201,950

Nigeria — 2.7%
Nigeria Government International Bond 6.50%, 11/28/2027(c)		200,000	191,080

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Oman — 2.5%
Oman Government International Bond 4.75%, 06/15/2026		$200,000	$178,000

Pakistan — 1.3%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	95,895

Poland — 2.6%
Republic of Poland Government Bond 1.50%, 04/25/2020	PLN	700,000	188,265

Romania — 0.8%
Romanian Government International Bond 6.13%, 01/22/2044		50,000	55,650

South Africa — 2.7%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023		200,000	196,438

Turkey — 6.8%
Export Credit Bank of Turkey 5.88%, 04/24/2019(c)		200,000	200,040
Turkey Government International Bond 7.38%, 02/05/2025		100,000	104,492
Turkey Government International Bond 5.13%, 02/17/2028		200,000	180,590

			485,122

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)

Ukraine — 6.9%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(b)	$160,000	$30,400
Ukreximbank Via Biz Finance PLC, 6-M LIBOR + 7.00%, 9.77%, 02/09/2023(c)(d)	210,000	196,392
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(c)	250,000	242,000
Ukraine Government International Bond 0.00%, 05/31/2040(c)(d)	50,000	30,499

		499,291

Venezuela — 0.2%
Venezuela Government International Bond 7.00%, 12/01/2018(b)	50,000	14,250

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES (Cost $5,193,069)		4,823,974

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Par* Value	Value

U.S. TREASURY OBLIGATIONS — 5.4%

United States Treasury Notes — 5.4%
2.25%, 08/15/2027	$200,000	$194,617
2.25%, 11/15/2027	200,000	194,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $395,811)		388,898

	Number of Shares

COMMON STOCKS — 0.0%

Brazil — 0.0%
Dommo Energia SA, SP ADR(a)	32	726

TOTAL COMMON STOCKS (Cost $ — )		726

TOTAL INVESTMENTS - 91.6% (Cost $7,299,469)		$6,591,084
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%		602,086

NET ASSETS - 100.0%		$7,193,170

*	Par amount denominated in USD unless otherwise noted.
(a)	Security is deemed illiquid at January 31, 2019.
(b)	Investments with a total aggregate value of $220,502 or 3.07% of net assets were in default as of January 31, 2019.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2019 these securities amounted to $1,351,197 or 18.78% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d)

Variable rate investments. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Forward foreign currency contracts outstanding as of January 31, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	71,720	EUR	62,409	03/08/19	TDS	$67

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

BRL	Brazilian Real
CJSC	Closed Joint Stock Company
EUR	Euro
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SP ADR	Sponsored American Depository Receipt
TDS	TD Securities Ltd
USD	United States Dollar
6-M	Six Months

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fund Vantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2019, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund

	Total Value at 01/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$465,526	$465,526	$—	$—
Brazil	1,066,840	1,066,840	—	—
China	7,036,076	1,148,100	5,887,976	—
Czech Republic	358,926	—	358,926	—
Greece	194,618	194,618	—	—
India	1,120,118	238,618	881,500	—
Indonesia	313,830	—	313,830	—
Malaysia	412,061	—	412,061	—
Mexico	698,881	698,881	—	—
Poland	184,357	—	184,357	—
Russia	1,128,435	473,673	654,762	—
South Africa	2,707,421	298,247	2,409,174	—
South Korea	3,666,060	—	3,666,060	—
Taiwan	2,259,607	1,031,691	1,227,916	—
Thailand	392,912	—	392,912	—
Turkey	644,005	—	644,005	—
Preferred Stocks	840,540	840,540	—	—
Exchange Traded Funds	695,893	695,893	—	—

Total Investments	$24,186,106	$7,152,627	$17,033,479	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

Assets	Total Value at 01/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$1,377,486	$—	$1,377,486	$—
Foreign Government Bonds and Notes	4,823,974	—	4,823,974	—
U.S. Treasury Obligations	388,898	—	388,898	—
Common Stocks	726	—	726	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	67	—	67	—

Total Assets	$6,591,151	$—	$6,591,151	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended January 31, 2019, the DuPont Capital Emerging Markets Debt Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(24,318)	$24,318

B. Federal Tax Cost

As of January 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
DuPont Capital Emerging Markets Fund	$19,691,094	$5,703,598	$(1,208,586)	$4,495,012
DuPont Capital Emerging Markets Debt Fund	7,299,469	202,360	(910,745)	(708,385)

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

EIC VALUE FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 88.1%

Basic Materials — 2.7%
PPG Industries, Inc.	52,750	$5,561,960

Communications — 10.4%
Cisco Systems, Inc.	51,220	2,422,194
ebay, Inc.*	194,615	6,548,795
Facebook, Inc., Class A*	36,792	6,132,859
Verizon Communications, Inc.	115,225	6,344,288

		21,448,136

Consumer, Cyclical — 6.9%
Lowe’s Cos, Inc.	46,550	4,476,248
Mohawk Industries, Inc.*	27,175	3,499,868
Target Corp.	84,510	6,169,230

		14,145,346

Consumer, Non-cyclical — 24.3%
Amerisourcebergen Corp.	51,050	4,256,038
GlaxoSmithKline PLC, SP ADR	200,930	7,876,456
Johnson & Johnson	47,440	6,313,315
Kroger Co. (The)	152,650	4,324,574
McKesson Corp.	36,835	4,724,089
Medtronic PLC	69,060	6,104,213
Molson Coors Brewing Co., Class-B	87,890	5,854,353
Pepsico, Inc.	55,530	6,256,565
Procter & Gamble Co. (The)	45,280	4,368,162

		50,077,765

Energy — 6.6%
ConocoPhillips	68,150	4,613,074
Diamond Offshore Drilling, Inc.*	179,950	1,966,854

	Number of Shares	Value

COMMON STOCKS — (Continued)

Energy — (Continued)
Exxon Mobil Corp.	96,950	$7,104,496

		13,684,424

Financial — 26.0%
Alliance Data Systems Corp.	11,325	2,011,207
American Express Co.	71,455	7,338,428
Franklin Resources, Inc.	52,400	1,551,564
Hartford Financial Services Group, Inc. (The)	106,950	5,018,094
PNC Financial Services Group, Inc. (The)	53,350	6,544,444
SunTrust Banks, Inc.	110,655	6,575,120
Torchmark Corp.	48,577	4,068,810
Travelers Cos, Inc. (The)	51,680	6,487,907
US Bancorp	147,765	7,559,657
Wells Fargo & Co.	129,995	6,358,056

		53,513,287

Industrial — 3.6%
United Parcel Service, Inc., Class-B	71,125	7,496,575

REITs-Office Property — 0.9%
Mack-Cali Realty Corp. REIT	88,205	1,817,023

Technology — 1.3%
QUALCOMM, Inc.	53,350	2,641,892

Utilities — 5.4%
Exelon Corp.	143,710	6,863,590
National Grid PLC, SP ADR	78,800	4,293,812

		11,157,402

TOTAL COMMON STOCKS (Cost $141,227,770)		181,543,810

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 3.1%
VanEck Vectors Oil Services ETF(a)	380,635	$6,421,312
TOTAL EXCHANGE TRADED FUND (Cost $5,500,403)		6,421,312

SHORT-TERM INVESTMENTS — 9.6%

Exchange Traded Funds — 6.3%
iShares Short Treasury Bond ETF 2.30%(a)	116,365	12,866,478

Money Market Fund — 3.3%
Dreyfus Institutional Treasury Securities Cash Advantage Fund, Premier Shares 1.96%(b)	6,872,488	6,872,488

TOTAL SHORT-TERM INVESTMENTS (Cost $19,710,957)		19,738,966

TOTAL INVESTMENTS - 100.8% (Cost $166,439,130)		207,704,088
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(1,719,042)

NET ASSETS - 100.0%		$205,985,046

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the 30-day SEC yield at January 31, 2019.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2019.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Fund Vantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$181,543,810	$181,543,810	$—	$—
Exchange Traded Fund	6,421,312	6,421,312	—	—
Short-Term Investments*	19,738,966	19,738,966	—	—

Total Investments	$207,704,088	$207,704,088	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal tax cost*	$166,439,130

Gross unrealized appreciation	$43,079,008
Gross unrealized depreciation	(1,814,050)

Net unrealized appreciation	$41,264,958

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

LATEEF FOCUSED GROWTH FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.5%

Consumer, Cyclical — 11.7%
Aptiv PLC	38,241	$3,026,010
Starbucks Corp.	42,795	2,916,051

		5,942,061

Consumer, Non-cyclical — 16.3%
Anthem, Inc.	7,729	2,341,887
Danaher Corp.	15,701	1,741,555
Elanco Animal Health, Inc.*	31,540	920,337
IQVIA Holdings, Inc.*	25,088	3,236,603

		8,240,382

Energy — 6.1%
Anadarko Petroleum Corp.	43,160	2,042,763
Schlumberger Ltd.	23,530	1,040,261

		3,083,024

Financial — 8.4%
Equinix, Inc.	5,568	2,193,792
Progressive Corp. (The)	30,631	2,061,160

		4,254,952

Industrial — 20.3%
Arconic, Inc.	141,244	2,658,212
Hexcel Corp.	40,632	2,751,193
Keysight Technologies, Inc.*	28,583	2,115,714
Martin Marietta Materials, Inc.	15,727	2,778,647

		10,303,766

	Number of Shares	Value

COMMON STOCKS — (Continued)

Technology — 34.7%
Alphabet, Inc., Class A*	2,780	$3,129,974
Autodesk, Inc.*	11,201	1,648,787
CBS Corp.	46,417	2,295,785
Facebook, Inc., Class A*	8,958	1,493,209
First Data Corp., Class A*	90,417	2,228,779
Guidewire Software, Inc.*	16,931	1,467,579
New York Times Co. (The), Class A	82,990	2,133,673
Visa, Inc., Class A	23,632	3,190,556

		17,588,342

TOTAL COMMON STOCKS (Cost $39,027,527)		49,412,527

TOTAL INVESTMENTS - 97.5% (Cost $39,027,527)		49,412,527

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		1,282,570

NET ASSETS - 100.0%		$50,695,097

*	Non-income producing.

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Focused Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Fund Vantage Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$49,412,527	$49,412,527	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

3

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

Written Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of January 31, 2019, the Fund had no written options.

For the period ended January 31, 2019, the Fund’s quarterly average volume of derivatives is as follows:

Written Options (Proceeds)
$20,916

4

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

Federal tax cost*	$39,027,527

Gross unrealized appreciation	$11,327,030
Gross unrealized depreciation	(942,030)

Net unrealized appreciation	$10,385,000

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

5

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.6%

Consumer Discretionary — 25.2%
Ford Motor Co.	48,830	$429,704
Kohl’s Corp.	14,937	1,026,023
Macy’s, Inc.	32,966	867,006
TJX Cos, Inc. (The)	2,196	109,207
Yum! Brands, Inc.	1,216	114,280

		2,546,220

Consumer Staples — 6.7%
Constellation Brands, Inc., Class A	466	80,926
Costco Wholesale Corp.	512	109,891
Kroger Co. (The)	17,219	487,814

		678,631

Energy — 25.4%
HollyFrontier Corp.	6,310	355,505
Marathon Petroleum Corp.	10,751	712,361
Phillips 66	8,127	775,397
Valero Energy Corp.	8,282	727,325

		2,570,588

Financials — 7.8%
Moody’s Corp.	637	100,971
Progressive Corp. (The)	3,367	226,565
Prudential Financial, Inc.	4,981	458,949

		786,485

Industrials — 6.3%
AMETEK, Inc.	1,349	98,342
Cintas Corp.	573	107,443
Roper Technologies, Inc.	365	103,390
Verisk Analytics, Inc.*	1,991	233,763
Xylem, Inc.	1,331	94,848

		637,786

	Number of Shares	Value

COMMON STOCKS — (Continued)

Information Technology — 12.7%
Broadridge Financial Solutions, Inc.	909	$91,654
Citrix Systems, Inc.	1,091	111,871
Fiserv, Inc.*	1,473	122,156
Hewlett Packard Enterprise Co.	30,404	473,998
Mastercard, Inc., Class A	542	114,432
Motorola Solutions, Inc.	938	109,662
VeriSign, Inc.*	857	145,064
Visa, Inc., Class A	861	116,244

		1,285,081

Materials — 3.2%
WestRock Co.	8,024	326,657

Telecommunication Services — 13.3%
AT&T, Inc.	15,676	471,221
CenturyLink, Inc.	56,555	866,423

		1,337,644

TOTAL COMMON STOCKS (Cost $11,497,924)		10,169,092

TOTAL INVESTMENTS - 100.6% (Cost $11,497,924)		10,169,092

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(60,054)

NET ASSETS - 100.0%		$10,109,038

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,169,092	$10,169,092	$ —	$ —

*   Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

B. Federal Tax Cost:

As of the January 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$11,497,924

Gross unrealized appreciation	$93,590
Gross unrealized depreciation	(1,422,422)

Net unrealized depreciation	$(1,328,832)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.8%

Alaska — 0.2%
Matanuska-Susitna AK, Prerefunded 09/01/19 at 100, 6.00%, 09/01/28, (AGC Insured)	380,000	389,439

Arizona — 2.3%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,352,500

California — 1.5%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	4,062,600

Guam — 0.2%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	525,000	546,000

Hawaii — 92.1%
Hawaii County GO, Series A, Prerefunded 03/01/20 at 100, 4.00%, 03/01/28	170,000	174,257
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	5,945,835
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,548,120

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	400,000	451,768
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,176,940
Hawaii Housing Finance & Development Corp., Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	4,000,000	3,999,240
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA/FHLMC Insured)	2,375,000	2,440,170
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	438,668
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/23	1,000,000	1,047,600

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,053,612
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,749,900
Hawaii State Airports System Revenue, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,665,030
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	820,000	859,860
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	1,000,000	1,049,610
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/27	545,000	568,920
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	4,040,000	4,211,579

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	542,210
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,486,807
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company Subsidiary, Callable 07/01/19 at 100, 6.50%, 07/01/39	1,000,000	1,017,930
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	3,400,000	3,408,670
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 4.00%, 03/01/37	1,500,000	1,515,450
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	1,984,537

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	601,337
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,139,400
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/21	1,370,000	1,464,174
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	575,805
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	850,000	1,010,752
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	388,674
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,406,504

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	949,240
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	958,668
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,160,000	1,172,505
Hawaii State GO, Series DT, 5.00%, 11/01/19	2,150,000	2,203,621
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	168,778
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	1,790,000	1,949,113
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	885,000	964,942
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,764,002

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,155,000	1,259,331
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,805,000	1,968,046
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,886,271
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	327,534
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,348,348
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,195,499
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	272,348
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,183,560
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	61,551

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	1,450,000	1,622,710
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	85,000	95,124
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,119,110
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	100,720
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	828,141
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	22,382
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	111,911
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,527,585

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	386,093
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	380,497
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	347,072
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	506,383
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	110,000	125,173
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	392,910
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	1,016,801
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,138,870
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,459,477
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	163,087

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	3,082,062
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,165,470
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,060,000	1,145,319
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,593,341
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,345,920
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,903,050
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,199,600
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	11,831,700
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,057,410
Hawaii State GO, Series FK, 4.00%, 05/01/22	1,000,000	1,072,220
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,934,325
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,098,740
Hawaii State GO, Series FN, 5.00%, 10/01/26	2,500,000	3,028,050

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,672,280
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	228,481
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	4,125,000	4,333,312
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,250,000	1,327,362
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,236,716
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,006,774
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,225,426
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/28	875,000	1,043,604

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	5,933,350
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	510,000	592,309
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,735,395
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,439,938
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	978,673
Honolulu City & County GO, Series A, Prerefunded 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,116,061
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	2,855,000	3,195,059

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	2,000,000	2,238,220
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,529,721
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	503,600
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,204,647
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,447,390
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	400,000	455,708
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,180,774
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,132,760
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,238,220

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,022,020
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,033,320
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,287,082
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,280,000	2,416,709
Honolulu City & County GO, Series B, Refunding, 5.00%, 08/01/19	1,220,000	1,240,167
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,116,170
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,742,313
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	592,380
Honolulu City & County GO, Series B, Refunding, Honolulu Rail Transit Project, 4.00%, 09/01/26	1,215,000	1,381,346

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,365,420
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,827,677
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,795,470
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 02/25/19 at 100, 1.73%, 09/01/22(a)	1,500,000	1,498,530
Honolulu City & County Waste Water System Revenue, Refunding, Junior Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,637,440
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, 5.00%, 07/01/20	250,000	261,465
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,544,680

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	1,325,000	1,558,584
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	100,000	116,779
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,329,300
Honolulu City & County Waste Water System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	143,011
Kauai County GO, 5.00%, 08/01/23	300,000	341,106
Kauai County GO, 5.00%, 08/01/27	250,000	304,382
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	296,710
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	270,000	290,736

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	884,818
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,034,930
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,329,330
Kauai County GO, Series A, Refunding, 5.00%, 08/01/19	260,000	264,298
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	365,000	405,011
Maui County GO, Refunding, 5.00%, 06/01/19	500,000	505,490
Maui County GO, Refunding, 5.00%, 06/01/20	1,075,000	1,121,408
Maui County GO, Refunding, 5.00%, 06/01/21	500,000	538,040
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	340,704
Maui County GO, Refunding, 5.00%, 09/01/28	975,000	1,208,581
Maui County GO, Refunding, 4.00%, 09/01/31	5,305,000	5,911,839
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	170,000	172,637

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	182,942
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,151,080
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,486,120
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,164,330
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,459,360
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,298,000

		254,955,464

Illinois — 1.0%

Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	2,665,000	2,833,295

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Passaic Valley Sewage Commission Revenue, Series G, Refunding, 5.75%, 12/01/21	300,000	329,871

Texas — 1.4%
Galveston County GO, CAB, OID, Series RD, 0.00%, 02/01/24, (NATL-RE Insured)	2,630,000	2,373,075
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,595,080

		3,968,155

TOTAL MUNICIPAL BONDS (Cost $268,046,360)		273,437,324

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%(b)	1,445,020	1,445,020

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,445,020)		1,445,020

TOTAL INVESTMENTS - 99.3% (Cost $269,491,380)		274,882,344
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,870,919

NET ASSETS - 100.0%		$276,753,263

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

(a)

Variable rate investments. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2019.

Portfolio holdings are subject to change at any time.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage
Association
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 97.6%

Arizona — 1.9%
Tempe City Excise Tax Revenue, Series A, Callable 07/01/21 at 100, 5.00%, 07/01/22	900,000	969,111

Hawaii — 93.6%
Hawaii County GO, Series A, 5.00%, 09/01/20	1,000,000	1,051,220
Hawaii County GO, Series B, Refunding, 4.00%, 09/01/19	500,000	506,805
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	564,710
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	1,650,000	1,649,687
Hawaii Housing Finance & Development Corp., Series B, 2.95%, 07/01/19, (GNMA/FNMA/FHLMC Insured)	25,000	25,072
Hawaii Housing Finance & Development Corp., Series B, Refunding, OID, Callable 07/01/19 at 100, 5.00%, 07/01/25, (AGM Insured)	100,000	101,096

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii Pacific Health Revenue, Series A, OID, Prerefunded, Callable 07/01/20 at 100, 5.50%, 07/01/40	500,000	525,965
Hawaii Pacific Health Revenue, Series B, ETM, 5.00%, 07/01/20	175,000	183,001
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/27	260,000	286,060
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/19	135,000	136,713
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,136,940
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/22	500,000	536,680
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/27	1,000,000	1,207,030
Hawaii State Airports System Revenue, Refunding, AMT, OID, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	520,295

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company Subsidiary, Callable 07/01/19 at 100, 6.50%, 07/01/39	50,000	50,896
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	1,320,000	1,323,366
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	220,000	242,939
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	403,656
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	115,000	126,549
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/24	495,000	568,567

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/25	500,000	584,220
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/27	300,000	347,034
Hawaii State Department of Budget & Finance, Series B, Pacific Health Obligation, 3.00%, 07/01/19	55,000	55,280
Hawaii State Department of Hawaiian Home Lands, OID, Prerefunded, Callable 04/01/19 at 100, 5.13%, 04/01/21	20,000	20,110
Hawaii State Department of Hawaiian Home Lands, OID, Prerefunded, Callable 04/01/19 at 100, 5.50%, 04/01/23	125,000	125,760
Hawaii State Department of Hawaiian Home Lands, Refunding, 4.00%, 04/01/20	1,555,000	1,595,275
Hawaii State GO, Series DQ, Prerefunded, Callable 06/01/19 at 100, 5.00%, 06/01/20	145,000	146,563

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series DQ, Prerefunded, Callable 06/01/19 at 100, 5.00%, 06/01/24	185,000	186,994
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/22	190,000	206,889
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/23	190,000	206,889
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,080,000	1,177,556
Hawaii State GO, Series DZ, Prerefunded, ETM, 5.00%, 12/01/19	130,000	133,475
Hawaii State GO, Series DZ, Refunding, ETM, 5.00%, 12/01/20	505,000	534,810
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	360,000	393,041
Hawaii State GO, Series EA, Refunding, 4.00%, 12/01/20	1,025,000	1,067,353
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,025,000	1,116,994

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,305,000	1,413,341
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	45,000	50,360
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	27,978
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	760,000	850,524
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	980,000	1,092,955
Hawaii State GO, Series EH, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	270,000	307,244
Hawaii State GO, Series EH, Unrefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	830,000	942,955
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,000,000	1,111,050
Hawaii State GO, Series FG, 5.00%, 10/01/22	410,000	457,474

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,047,010
Hawaii State GO, Series FT, 4.00%, 01/01/24	1,000,000	1,102,890
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/24	585,000	609,991
Hawaii State Harbor System Revenue, Series A, OID, Callable 07/01/20 at 100, 4.50%, 07/01/22	35,000	36,258
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,061,890
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,043,190
Honolulu City & County GO, Series A, Prerefunded, Callable 08/01/21 at 100, 5.00%, 08/01/26	700,000	756,833
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	210,000	241,790

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/20	320,000	334,675
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	680,000	753,345
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	515,000	584,767
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	105,000	121,128
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, 3.00%, 09/01/21	900,000	929,115
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, 5.00%, 09/01/22	500,000	556,255
Honolulu City & County GO, Series A, OID, Prerefunded, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	21,138

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County GO, Series A, Prerefunded, Callable 04/01/19 at 100, 5.00%, 04/01/20	90,000	90,491
Honolulu City & County GO, Series A, Prerefunded, Callable 04/01/19 at 100, 5.00%, 04/01/26	210,000	211,147
Honolulu City & County GO, Series B, 4.00%, 10/01/19	500,000	507,755
Honolulu City & County GO, Series B, 5.00%, 09/01/22	1,000,000	1,112,510
Honolulu City & County GO, Series D, ETM, 5.00%, 09/01/19	115,000	117,234
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 02/25/19 at 100, 1.73%, 09/01/22(a)	500,000	499,510
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,045,860

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,015,000	1,093,257
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series B, 4.00%, 07/01/21	545,000	574,484
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Prerefunded, Callable 07/01/22 at 100, 5.00%, 07/01/23	500,000	554,760
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,059,370
Honolulu City & County Wastewater System Revenue, Senior Series A, Prerefunded, Callable 07/01/21 at 100, 5.25%, 07/01/36	35,000	37,954
Kauai Country GO, 2.00%, 08/01/19	200,000	200,380
Kauai Country GO, 3.00%, 08/01/20	305,000	310,862

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
Kauai County GO, Refunding, Series A, 5.00%, 08/01/19	35,000	35,579
Kauai County GO, Refunding, Series A, 4.00%, 08/01/19	150,000	151,749
Kauai County GO, Refunding, Series A, 4.00%, 08/01/20	50,000	51,694
Kauai County GO, Refunding, Series A, 3.00%, 08/01/20	345,000	351,631
Maui County GO, Refunding, 5.00%, 06/01/19	185,000	187,031
Maui County GO, Refunding, 5.00%, 06/01/21	1,225,000	1,318,198
Maui County GO, Refunding, 5.00%, 09/01/21	20,000	21,677
Maui County GO, Refunding, 5.00%, 09/01/23	1,000,000	1,142,280
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	525,000	574,166
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/24	500,000	554,370

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)

Hawaii — (Continued)
University of Hawaii Revenue, Refunding, Series F, 5.00%, 10/01/21	500,000	541,475
		47,845,070

New Mexico — 1.0%
Albuquerque Bernalillo County Water Utility Authority, Refunding, 5.00%, 07/01/19	500,000	506,800

Texas — 1.1%
Austin City GO, Refunding, 5.00%, 09/01/24	500,000	581,875
TOTAL MUNICIPAL BONDS (Cost $49,570,765)		49,902,856

REGISTERED INVESTMENT COMPANY — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%(b)	1,007,500	1,007,500
TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,007,500)		1,007,500

TOTAL INVESTMENTS - 99.6% (Cost $50,578,265)		50,910,356
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		188,123

NET ASSETS - 100.0%		$51,098,479

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

(a)

Variable rate investments. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2019.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital U.S. Government Money Market Fund

Portfolio of Investments

January 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 70.6%

Federal Farm Credit Banks — 1.8%
2.41% (1-M LIBOR - 0.10%), 09/05/2019(a)	6,000,000	5,999,964

Federal Home Loan Bank — 68.8%
2.30%, 02/04/2019(b)	30,000,000	29,994,250
2.38%, 02/07/2019(b)	15,000,000	14,994,050
2.28%, 02/25/2019(c)	20,000,000	19,968,667
2.34%, 03/01/2019(c)	30,000,000	29,944,233
2.38%, 03/13/2019(b)	20,000,000	19,947,333
2.40%, 03/15/2019(b)	30,000,000	29,916,455
2.41%, 03/27/2019(b)	20,000,000	19,928,150
2.41%, 04/02/2019(b)	20,000,000	19,920,167
2.41%, 04/03/2019(b)	20,000,000	19,918,836
2.39%, 04/08/2019(b)	15,000,000	14,934,550
2.41%, 04/15/2019(b)	10,000,000	9,951,333

		229,418,024

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $235,417,988)		235,417,988

U.S. TREASURY OBLIGATIONS — 20.9%

U.S. Treasury Bills — 20.9%
2.20%, 02/12/2019(c)	25,000,000	24,981,915
2.27%, 02/19/2019(c)	25,000,000	24,970,438
2.26%, 02/21/2019(c)	20,000,000	19,973,915

		69,926,268

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,926,268)		69,926,268

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 32.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%(d)	108,942,432	108,942,432

TOTAL REGISTERED INVESTMENT COMPANY (Cost $108,942,432)		108,942,432

TOTAL INVESTMENTS - 124.2% (Cost $414,286,688)		414,286,688
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.2)%		(80,842,971)

NET ASSETS - 100.0%		$333,443,717

(a)

Variable rate investments. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Interest rate disclosed represents the discount rate at the time of purchase.
(c)	Rate disclosed represents the yield-to-maturity as of January 31, 2019.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2019.

Portfolio holdings are subject to change at any time.

LIBOR	London Interbank Offered Rate
1-M	One Month

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund, the Pacific Capital Tax-Free Short Intermediate Securities Fund and the Pacific Capital U.S. Government Money Market Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

The Pacific Capital U.S. Government Money Market Fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the 1940 Act. It is the Fund’s policy to maintain a constant NAV per share of $1.00 and the Fund has adopted certain investment, portfolio valuation, and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a constant NAV per share of $1.00. The Fund commenced investment operations on June 14, 2018.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

Securities held within the Pacific Capital U.S. Government Money Market Fund are generally valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$273,437,324	$—	$273,437,324	$—
Registered Investment Company	1,445,020	1,445,020	—	—

Total	$274,882,344	$1,445,020	$273,437,324	$—

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

Funds	Total Value at 01/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$49,902,856	$—	$49,902,856	$—
Registered Investment Company	1,007,500	1,007,500	—	—

Total	$50,910,356	$1,007,500	$49,902,856	$—

Pacific Capital U.S. Government Money Market Fund
U.S. Government Agency Obligations	$235,417,988	$235,417,988	$—	$—
U.S. Treasury Obligations	69,926,268	69,926,268	—	—
Registered Investment Company	108,942,432	108,942,432	—	—

Total	$414,286,688	$414,286,688	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

B. Federal Tax Cost

As of January 31, 2019 federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Tax Cost of Securities*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$269,491,380	$6,438,801	$(1,047,837)	$5,390,964
Pacific Capital Tax-Free Short Intermediate Securities Fund	50,578,265	406,247	(74,156)	332,091
Pacific Capital U.S. Government Money Market Fund	414,286,688	—	—	—

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.4%

Biotechnology — 3.6%
Regeneron Pharmaceuticals, Inc.*	236,279	$101,427,486

Business Services — 4.6%
Automatic Data Processing, Inc.	925,342	129,399,825

Credit Services — 11.8%
Mastercard, Inc., Class A	381,882	80,626,747
PayPal Holdings, Inc.*	754,903	67,005,190
Visa, Inc., Class A	1,391,671	187,889,502

		335,521,439

Discount Stores — 4.7%
Dollar General Corp.	1,152,767	133,063,895

Drug Manufacturers - Specialty & Generic — 4.6%
Zoetis, Inc.	1,506,205	129,774,623

Footwear & Accessories — 5.3%
NIKE, Inc., Class B	1,843,680	150,960,518

Information Technology Services — 8.1%
Accenture PLC, Class A	839,247	128,866,377
Gartner, Inc.*	731,827	99,447,971

		228,314,348

Internet Content & Information — 15.9%
Alphabet, Inc., Class A*	59,507	66,998,336
Alphabet, Inc., Class C*	161,674	180,488,003
Facebook, Inc., Class A*	1,218,505	203,112,598

		450,598,937

Leisure — 2.2%
Booking Holdings, Inc.*	33,797	61,943,480

Medical Devices — 2.3%
Align Technology, Inc.*	267,346	66,555,787

	Number of Shares	Value

COMMON STOCKS — (Continued)

Packaged Foods — 3.3%
Nestle SA, SP ADR	1,088,773	$94,984,557

Restaurants — 5.0%
Starbucks Corp.	2,071,879	141,177,835

Semiconductors — 2.1%
NVIDIA Corp.	415,340	59,705,125

Software Application — 5.9%
Adobe, Inc.*	674,066	167,047,036

Software Infrastructure — 12.2%
Microsoft Corp.	2,297,440	239,921,659
Oracle Corp.	2,138,496	107,416,654

		347,338,313

Specialty Retail — 4.8%
O’Reilly Automotive, Inc.*	392,503	135,280,084

TOTAL COMMON STOCKS (Cost $2,015,091,265)		2,733,093,288

TOTAL INVESTMENTS - 96.4% (Cost $2,015,091,265)		2,733,093,288
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%		101,681,018

NET ASSETS - 100.0%		$2,834,774,306

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.5%

Australia — 3.7%
CSL, Ltd.	15,477	$2,200,730

Cayman Islands — 9.7%
Alibaba Group Holding, Ltd., SP ADR*	15,595	2,627,602
Tencent Holdings, Ltd.	72,020	3,205,943

		5,833,545

Denmark — 2.9%
Coloplast A/S, Class B	11,755	1,073,810
Novo Nordisk A/S, SP ADR	13,313	625,977

		1,699,787

France — 2.1%
EssilorLuxottica SA	9,834	1,245,760

Germany — 8.2%
adidas AG	9,956	2,368,937
SAP SE	14,635	1,513,332
Siemens Healthineers AG	26,627	1,050,740

		4,933,009

Ireland — 3.6%
Accenture PLC, Class A	14,036	2,155,228

Spain — 1.7%
Industria De Diseno Textil SA	35,990	1,006,754

Switzerland — 5.1%
Nestle SA, Registered Shares	18,591	1,620,836
SGS SA, Registered Shares	599	1,446,012

		3,066,848

United Kingdom — 1.8%
Reckitt Benckiser Group PLC	14,157	1,089,303

	Number of Shares	Value

COMMON STOCKS — (Continued)

United States — 54.7%
Adobe, Inc.*	16,075	$3,983,706
Align Technology, Inc.*	6,115	1,522,329
Alphabet, Inc., Class C*	3,237	3,613,690
Automatic Data Processing, Inc.	14,277	1,996,496
Facebook, Inc., Class A*	13,077	2,179,805
Mastercard, Inc., Class A	14,277	3,014,303
Microsoft Corp.	23,513	2,455,463
NIKE, Inc., Class B	27,229	2,229,511
Oracle Corp.	22,671	1,138,764
O’Reilly Automotive, Inc.*	6,837	2,356,440
Regeneron Pharmaceuticals, Inc.*	3,596	1,543,655
Starbucks Corp.	30,828	2,100,620
Visa, Inc., Class A	20,634	2,785,796
Zoetis, Inc.	21,828	1,880,700

		32,801,278

TOTAL COMMON STOCKS (Cost $47,166,752)		56,032,242

TOTAL INVESTMENTS - 93.5% (Cost $47,166,752)		56,032,242
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%		3,921,900

NET ASSETS - 100.0%		$59,954,142

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.3%

Australia — 4.2%
CSL, Ltd.	16,212	$2,305,243

Cayman Islands — 12.6%
Alibaba Group Holding, Ltd., SP ADR*	18,942	3,191,538
Tencent Holdings, Ltd.	82,600	3,676,907

		6,868,445

China — 3.2%
Baidu, Inc., SP ADR*	10,184	1,758,064

Denmark — 3.0%
Coloplast A/S, Class B	17,665	1,613,684

France — 4.4%
Dassault Systemes SE	12,103	1,516,886
EssilorLuxottica SA	7,006	887,512

		2,404,398

Germany — 12.2%
adidas AG	9,234	2,197,144
SAP SE	28,337	2,930,188
Siemens Healthineers AG	39,800	1,570,566

		6,697,898

Ireland — 18.7%
Accenture PLC, Class A	17,028	2,614,649
Experian PLC	82,136	2,062,231
ICON PLC*	25,942	3,628,767
Medtronic PLC	22,127	1,955,806

		10,261,453

Israel — 2.9%
Check Point Software Technologies, Ltd.*	14,168	1,585,683

Mexico — 2.1%
Wal-Mart de Mexico SAB de CV	444,762	1,168,293

	Number of Shares	Value

COMMON STOCKS — (Continued)

Netherlands — 3.8%
RELX PLC	94,718	$2,093,315

Spain — 6.2%
Amadeus IT Group SA	26,263	1,909,799
Industria De Diseno Textil SA	52,370	1,464,954

		3,374,753

Switzerland — 4.4%
Nestle SA, Registered Shares	27,703	2,415,255

United Kingdom — 17.6%
Bunzl PLC	46,006	1,450,664
Compass Group PLC	82,778	1,771,325
Reckitt Benckiser Group PLC	23,402	1,800,655
Sage Group PLC (The)	249,600	2,051,551
Unilever PLC	49,033	2,575,892

		9,650,087

TOTAL COMMON STOCKS (Cost $52,285,542)		52,196,571

TOTAL INVESTMENTS - 95.3% (Cost $52,285,542)		52,196,571
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		2,592,428

NET ASSETS - 100.0%		$54,788,999

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.5%

Building Materials — 4.2%
Trex Co., Inc.*	3,682	$256,856

Business Services — 8.2%
Euronet Worldwide, Inc.*	1,486	170,905
ExlService Holdings, Inc.*	2,467	141,852
Healthcare Services Group, Inc.	4,401	191,972

		504,729

Diagnostics & Research — 2.7%
Neogen Corp.*	2,729	166,223

Discount Stores — 3.4%
Ollie’s Bargain Outlet Holdings, Inc.*	2,666	208,401

Education & Training Services — 3.1%
Grand Canyon Education, Inc.*	2,065	191,921

Electronics Distribution — 3.0%
Littelfuse, Inc.	1,056	185,560

Health Information Services — 3.6%
Medidata Solutions, Inc.*	3,130	222,105

Home Improvement Stores — 2.9%
Floor & Decor Holdings, Inc., Class A*	5,195	178,137

Information Technology Services — 7.1%
EPAM Systems, Inc.*	1,047	148,130
Globant SA*	4,261	288,044

		436,174

Leisure — 5.6%
Pool Corp.	2,289	343,144

Medical Care — 3.2%
AMN Healthcare Services, Inc.*	3,056	197,998

	Number of Shares	Value

COMMON STOCKS — (Continued)

Medical Devices — 1.7%
Inogen, Inc.*	680	$102,823

Medical Distribution — 1.3%
Prestige Consumer Healthcare, Inc.*	2,785	77,757

Medical Instruments & Supplies — 9.2%
Cantel Medical Corp.	2,738	222,928
LeMaitre Vascular, Inc.	6,644	158,393
Masimo Corp.*	1,495	185,963

		567,284

Recreational Vehicles — 6.0%
Fox Factory Holding Corp.*	6,233	369,804

Restaurants — 2.8%
Texas Roadhouse, Inc.	2,794	169,987

Software Application — 21.0%
Alarm.com Holdings, Inc.*	4,018	252,853
Blackbaud, Inc.	2,626	188,022
Ellie Mae, Inc.*	2,196	166,457
Paycom Software, Inc.*	2,317	343,472
Stamps.com, Inc.*	1,813	337,363

		1,288,167

Specialty Finance — 2.9%
LendingTree, Inc.*	598	177,211

Specialty Retail — 4.6%
Five Below, Inc.*	1,140	141,052
Medifast, Inc.	1,097	139,582

		280,634

TOTAL COMMON STOCKS (Cost $5,502,033)		5,924,915

See accompanying Notes to the Quarterly Portfolio of Investments.

4

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

Value
TOTAL INVESTMENTS - 96.5% (Cost $5,502,033)	$5,924,915
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	214,565

NET ASSETS - 100.0%	$6,139,480

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.8%

Argentina — 1.6%
Despegar.com Corp.*	2,260	$33,945

Australia — 9.1%
Cochlear, Ltd.	615	86,915
Computershare, Ltd.	7,840	101,564

		188,479

Brazil — 2.8%
M. Dias Branco Sa	4,500	58,742

Canada — 12.3%
CAE, Inc.	5,072	107,774
Kinaxis, Inc.*	1,390	82,652
TMX Group, Ltd.	1,089	65,608

		256,034

Denmark — 2.6%
SimCorp A/S	685	54,061

Germany — 14.6%
CompuGroup Medical SE	2,030	101,068
CTS Eventim AG & Co. KGaA	2,500	106,245
Scout24 AG	2,070	97,318

		304,631

Israel — 3.2%
Nice Ltd., SP ADR*	610	67,070

Italy — 4.0%
Amplifon SpA	4,675	83,754

Japan — 9.9%
Kakaku.com, Inc.	3,200	56,179
Nakanishi, Inc.	3,400	58,439
Pigeon Corp.	1,100	43,128
TechnoPro Holdings, Inc.	900	47,296

		205,042

Luxembourg — 3.8%
Globant SA*	1,170	79,092

	Number of Shares	Value

COMMON STOCKS — (Continued)

Norway — 2.1%
Tomra Systems ASA	1,675	$43,519

South Korea — 2.5%
Douzone Bizon Co. Ltd.	620	23,037
Koh Young Technology, Inc.*	390	28,825

		51,862

Sweden — 4.1%
Thule Group AB	4,160	84,934

Switzerland — 3.3%
Tecan Group AG	340	68,658

United Kingdom — 18.9%
Auto Trader Group PLC	10,120	60,733
Halma PLC	5,530	101,707
HomeServe PLC	6,880	85,146
LivaNova PLC*	735	67,855
Rightmove PLC	6,940	42,975
Sanne Group PLC	5,210	34,164

		392,580

TOTAL COMMON STOCKS (Cost $1,860,071)		1,972,403

TOTAL INVESTMENTS - 94.8% (Cost $1,860,071)		1,972,403
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		108,812

NET ASSETS - 100.0%		$2,081,215

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

6

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen International Small Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally

7

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 1/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$2,733,093,288	$2,733,093,288	$—	$—

Polen Global Growth Fund
Australia	$2,200,730	$—	$2,200,730	$—
Cayman Islands	5,833,545	2,627,602	3,205,943	—
Denmark	1,699,787	625,977	1,073,810	—
France	1,245,760	—	1,245,760	—
Germany	4,933,009	—	4,933,009	—
Ireland	2,155,228	2,155,228	—	—
Spain	1,006,754	—	1,006,754	—
Switzerland	3,066,848	—	3,066,848	—
United Kingdom	1,089,303	—	1,089,303	—
United States	32,801,278	32,801,278	—	—

Total	$56,032,242	$38,210,085	$17,822,157	$—

8

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

Funds	Total Value at 1/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Australia	$2,305,243	$—	$2,305,243	$—
Cayman Islands	6,868,445	3,191,538	3,676,907	—
China	1,758,064	1,758,064	—	—
Denmark	1,613,684	—	1,613,684	—
France	2,404,398	—	2,404,398	—
Germany	6,697,898	—	6,697,898	—
Ireland	10,261,453	8,199,222	2,062,231	—
Israel	1,585,683	1,585,683	—	—
Mexico	1,168,293	1,168,293	—	—
Netherlands	2,093,315	—	2,093,315	—
Spain	3,374,753	—	3,374,753	—
Switzerland	2,415,255	—	2,415,255	—
United Kingdom	9,650,087	—	9,650,087	—

Total	$52,196,571	$15,902,800	$36,293,771	$—

Polen U.S. Small Company Growth Fund
Investments in Securities*	$5,924,915	$5,924,915	$—	$—

Polen International Small Company Growth Fund
Argentina	$33,945	$33,945	$—	$—
Australia	188,479	—	188,479	—
Brazil	58,742	58,742	—	—
Canada	256,034	256,034	—	—
Denmark	54,061	—	54,061	—
Germany	304,631	—	304,631	—
Israel	67,070	67,070	—	—
Italy	83,754	—	83,754	—
Japan	205,042	—	205,042	—
Luxembourg	79,092	79,092	—	—
Norway	43,519	—	43,519	—
South Korea	51,862	—	51,862	—

9

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

Funds	Total Value at 1/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sweden	$84,934	$—	$84,934	$—
Switzerland	68,658	—	68,658	—
United Kingdom	392,580	67,855	324,725	—

Total	$1,972,403	$562,738	$1,409,665	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

10

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

B. Federal Tax Cost

As of January 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Polen Growth Fund	$2,015,091,265	$770,127,676	$(52,125,653)	$718,002,023
Polen Global Growth Fund	47,166,752	9,423,473	(557,983)	8,865,490
Polen International Growth Fund	52,285,542	1,334,753	(1,423,724)	(88,971)
Polen U.S. Small Company Growth Fund	5,502,033	701,309	(278,427)	422,882
Polen International Small Company Growth Fund	1,860,071	121,589	(9,257)	112,332

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.1%

Consumer Discretionary — 23.7%
At Home Group, Inc.*	53,680	$1,183,107
Carrols Restaurant Group, Inc.*	184,300	1,590,509
Fiesta Restaurant Group, Inc.*	47,600	707,336
Gildan Activewear, Inc. (Canada)	49,650	1,682,142
Motorcar Parts of America, Inc.*	127,313	2,546,260
Stoneridge, Inc.*	38,245	998,577
Visteon Corp.*	25,680	1,974,535

		10,682,466

Consumer Staples — 3.9%
SpartanNash Co.	83,931	1,741,568

Financials — 30.0%
Cadence BanCorp	37,748	707,775
Community Financial Corp. (The)	19,135	565,439
First Northwest Bancorp	47,175	720,362
HomeTrust Bancshares, Inc.	44,594	1,204,038
INTL. FCStone, Inc.*	50,986	1,949,195
Jefferies Financial Group, Inc.	73,905	1,537,963
KKR & Co., Inc., Class A	109,420	2,456,479
Northrim BanCorp, Inc.	13,200	437,316
OceanFirst Financial Corp.	33,560	805,776
Old National Bancorp	30,560	493,238
Platinum Eagle Acquisition Corp. Class A (Cayman Islands)*	18,100	183,896
Raymond James Financial, Inc.	14,600	1,175,300
SmartFinancial, Inc.*	29,500	569,350

	Number of Shares	Value

COMMON STOCKS — (Continued)

Financials — (Continued)
Synovus Financial Corp.	20,224	$716,334

		13,522,461

Health Care — 8.7%
Allergan PLC (Ireland)	14,627	2,105,996
Universal Health Services, Inc., Class B	7,125	944,276
Zimmer Holdings, Inc.	8,030	879,767

		3,930,039

Industrials — 10.4%
Air Transport Services Group, Inc.*	91,800	2,180,250
DIRTT Environmental Solutions (Canada)*	474,400	2,492,597

		4,672,847

Information Technology — 13.1%
Everi Holdings, Inc.*	340,571	2,264,797
Information Services Group, Inc.*	42,762	176,607
QuinStreet, Inc.*	180,412	3,435,045

		5,876,449

Materials — 6.3%
Celanese Corp.	9,570	916,423
Pope Resources LP, MLP	6,203	429,310
Tronox Ltd., Class A (Australia)	168,530	1,476,323

		2,822,056

Utilities — 2.0%
National Fuel Gas Co.	15,665	897,605

TOTAL COMMON STOCKS (Cost $29,462,995)		44,145,491

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

Value

TOTAL INVESTMENTS - 98.1% (Cost $29,462,995)	$44,145,491
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	857,143

NET ASSETS - 100.0%	$45,002,634

*	Non-income producing.

MLP	Master Limited Partnership
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$44,145,491	$44,145,491	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$29,462,995

Gross unrealized appreciation	$15,263,367
Gross unrealized depreciation	(580,871)

Net unrealized appreciation	$14,682,496

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.0%

Beverages — 3.8%
Coca-Cola Co. (The)	55,711	$2,681,370

Biotechnology — 3.7%
AbbVie, Inc.	32,037	2,572,251

Commercial Banks — 7.4%
SunTrust Banks, Inc.	46,358	2,754,592
Wells Fargo & Co.	50,103	2,450,538

		5,205,130

Communications Equipment — 4.2%
Cisco Systems, Inc.	62,188	2,940,871

Containers & Packaging — 3.9%
International Paper Co.	57,787	2,740,837

Diversified Telecommunication Services — 7.5%
AT&T, Inc.	85,440	2,568,326
Verizon Communications, Inc.	49,481	2,724,424

		5,292,750

Electric Utilities — 8.3%
Duke Energy Corp.	32,818	2,880,764
Southern Co. (The)	61,619	2,994,683

		5,875,447

Health Care Providers & Services — 4.0%
Cardinal Health, Inc.	55,792	2,787,926

Household Products — 3.8%
Kimberly-Clark Corp.	24,287	2,705,086

IT Services — 4.3%
International Business Machines Corp.	22,397	3,010,605

Oil, Gas & Consumable Fuels — 19.8%
Chevron Corp.	22,564	2,586,963
Enbridge, Inc. (Canada)	78,111	2,860,425
ONEOK, Inc.	44,181	2,836,862

	Number of Shares	Value

COMMON STOCKS — (Continued)

Oil, Gas & Consumable Fuels — (Continued)
Valero Energy Corp.	32,006	$2,810,767
Williams Cos, Inc. (The)	105,885	2,851,483

		13,946,500

Pharmaceuticals — 7.9%
Merck & Co., Inc.	37,059	2,758,303
Pfizer, Inc.	66,767	2,834,259

		5,592,562

REITs — 12.5%
Digital Realty Trust, Inc.	25,838	2,799,289
Iron Mountain, Inc.	81,580	3,034,776
Ventas, Inc.	46,017	2,967,636

		8,801,701

Semiconductors & Semiconductor Equipment — 3.4%
QUALCOMM, Inc.	48,170	2,385,378

Tobacco — 3.5%
Philip Morris International, Inc.	31,831	2,442,074

TOTAL COMMON STOCKS (Cost $62,386,336)		68,980,488

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 0.5%
SPDR S&P Dividend ETF	3,653	$347,510

TOTAL EXCHANGE TRADED FUND (Cost $314,697)		347,510

TOTAL INVESTMENTS - 98.5% (Cost $62,701,033)		69,327,998

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		1,033,235

NET ASSETS - 100.0%		$70,361,233

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$68,980,488	$68,980,488	$—	$—
Exchange Traded Fund	347,510	347,510	—	—

Total Investments	$69,327,998	$69,327,998	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$62,701,033

Gross unrealized appreciation	$8,473,125
Gross unrealized depreciation	(1,846,160)

Net unrealized appreciation	$6,626,965

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

January 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.5%
Consumer Discretionary — 31.1%
Bed Bath & Beyond, Inc.	246,968	$3,726,747
GameStop Corp., Class A	312,780	3,546,925
Gap, Inc. (The)	143,216	3,643,415
Interpublic Group Of Cos, Inc. (The)	180,881	4,115,043
L Brands, Inc.	118,699	3,304,580
Macy’s, Inc.	150,294	3,952,732
Signet Jewelers Ltd. (Bermuda)	108,996	2,655,143
Six Flags Entertainment Corp.	75,658	4,659,776
Tupperware Brands Corp.	101,754	2,774,832
Williams-Sonoma, Inc.	89,208	4,855,591

		37,234,784

Consumer Staples — 27.5%
Campbell Soup Co.	100,898	3,574,816
Coca-Cola Co. (The)	96,676	4,653,016
General Mills, Inc.	95,478	4,243,042
Kellogg Co.	67,673	3,993,384
Kimberly-Clark Corp.	40,440	4,504,207
Kraft Heinz Co. (The)	70,590	3,392,555
Philip Morris International, Inc.	41,957	3,218,941
Procter & Gamble Co. (The)	54,948	5,300,834

		32,880,795

Energy — 6.8%
Chevron Corp.	35,786	4,102,865
Exxon Mobil Corp.	54,999	4,030,327

		8,133,192

Financials — 3.4%
JPMorgan Chase & Co.	39,236	4,060,926

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care — 12.4%
CVS Health Corp.	65,347	$4,283,496
Merck & Co., Inc.	73,648	5,481,621
Pfizer, Inc.	118,246	5,019,543

		14,784,660

Industrials — 5.2%
Nielsen Holdings PLC (Great Britain)	128,366	3,296,439
Pitney Bowes, Inc.	400,322	2,886,322

		6,182,761

Information Technology — 7.0%
Cisco Systems, Inc.	99,756	4,717,461
International Business Machines Corp.	27,358	3,677,462

		8,394,923

Materials — 3.0%
LyondellBasell Industries NV., Class A (Netherlands)	41,317	3,593,339

Telecommunication Services — 4.1%
Verizon Communications, Inc.	89,263	4,914,821

TOTAL COMMON STOCKS (Cost $127,025,920)		120,180,201

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENTS — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%(a)	415,911	$415,911

TOTAL SHORT-TERM INVESTMENTS (Cost $415,911)		415,911

TOTAL INVESTMENTS - 100.9% (Cost $127,441,831)		120,596,112
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(1,031,947)

NET ASSETS - 100.0%		$119,564,165

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2019.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 1/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$120,180,201	$120,180,201	$—	$—
Short-Term Investments	415,911	415,911	—	—

Total Investments	$120,596,112	$120,596,112	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2019, there were no transfers between Levels.

4

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the January 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal tax cost*	$127,441,831

Gross unrealized appreciation	$8,090,318
Gross unrealized depreciation	(14,936,037)

Net unrealized depreciation	$(6,845,719)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date March 28, 2019

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date March 28, 2019

* Print the name and title of each signing officer under his or her signature.